Mineral Property Interests (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Acquisition Costs:
Acquisition Costs, Beginning		$ 4,936,000		$ 5,625,000
Recovery	$ 0		$ (476)
Foreign Currency Translation Adjustment	5,000		(225,000)
Sale of investment		(655)
Write off		(371)
Acquisition Costs, Ending	3,927,000			4,936,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning		21,341,000		18,156,000
Assays And Sampling	22,000		149,000
Community And Social		233,000	20,000
Drilling		9,000	2,023,000
Engineering		2,470,000	215,000
Environmental		586,000	557,000
Field, Camp, Supplies		57,000	234,000
Fuel, Gas, Propane			177,000
General, Administrative, Sundry		41,000	34,000
Legal		38,000
Local Labour		16,000	503,000
Machinery And Equipment		7,000	52,000
Metallurgy		318,000	171,000
Reclamation Bond		1,000		20,000
Rental And Storage		46,000	105,000
Salaries		428,000	157,000
Royalties		46,000	53,000
Surface Taxes		17,000	18,000
Surveying		16,000	6,000
Transportation		254,000	541,000
Utilities		8,000	39,000
Recoveries		0	(62,000)
Foreign Currency Translation Adjustment	598,000		(1,354,000)
Impairment		(1,527,000)
Deferred Exploration Expenditures, Ending		23,581,000		21,341,000
Mineral Property Interests					$ 27,508,000	$ 26,277,000
Recovery of taxes		(1,361)	(774)
British Columbia (Canada) | New Polaris
Acquisition Costs:
Acquisition Costs, Beginning		3,910,000
Additions	12,000		12,000
Recovery	0		0
Foreign Currency Translation Adjustment	5,000		(43,000)
Write off		0
Acquisition Costs, Ending	3,927,000			3,910,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning		18,453,000		14,968,000
Community And Social		233,000	20,000
Assays and sampling		22,000	145,000
Fuel, Gas, Propane		177,000	177,000
Geology		301	301,000
Machinery And Equipment		7,000	52,000
Metallurgy		318,000	171,000
Reclamation Bond		1,000		20,000
Rental And Storage		22,000	103,000
Salaries		428,000	157,000
Royalties		11,000	53,000
Surface Taxes		0	1,000
Surveying		16,000	6,000
Transportation		254,000	541,000
Utilities		5,000	39,000
Recoveries		0		0
Deferred Exploration Expenditures, Ending	23,581,000			18,453,000
Mineral Property Interests	27,508,000		22,363,000
Feasibility		2,470	215,000
Drilling		9	2,023,000
Environmental		586,000	557,000
Field, Camp, Supplies		57,000	234,000
General, Administrative, Sundry		37,000	15,000
Local Labour		16,000	503,000
Recovery of taxes		(774)	(774)
Foreign Currency Translation Adjustments		598,000	(1,074,000)
British Columbia (Canada) | Windfall Hills
Acquisition Costs:
Acquisition Costs, Beginning		348,000		370,000
Additions			0
Recovery	0		0
Foreign Currency Translation Adjustment	0		(22,000)
Write off		(348)
Acquisition Costs, Ending	0			348,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning		997,000		1,062,000
Geology		0	0
Machinery And Equipment			0
Reclamation Bond			0
Rental And Storage			0
Salaries		0	0
Surface Taxes			0
Transportation		0	0
Deferred Exploration Expenditures, Ending	0			997,000
Mineral Property Interests	0		1,345,000
Drilling		0	0
Environmental		0	0
Field, Camp, Supplies		10,000	0
General, Administrative, Sundry		0	0
Local Labour		0	0
Recovery of taxes		0	0
Foreign Currency Translation Adjustments		0	(69,000)
Impairments		(997)
Assays And Sampling		0	4,000
USA Fondaway Canyon
Acquisition Costs:
Acquisition Costs, Beginning		655,000		1,289,000
Additions			0
Recovery	(655,000)		(476,000)
Foreign Currency Translation Adjustment	0		(158,000)
Impairment	0
Acquisition Costs, Ending	0			655,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning		1,361,000		1,547,000
Geology				0
Machinery And Equipment				0
Reclamation Bond				0
Rental And Storage		23,000
Salaries		0
Surface Taxes		(1,361)		0
Transportation		0		0
Utilities		3,000	3,000
Deferred Exploration Expenditures, Ending	0			1,361,000
Mineral Property Interests	0		2,016,000
Assays And Sampling		0		0
Drilling		0		0
Environmental		0		0
Field, Camp, Supplies		0		0
General, Administrative, Sundry		4,000	19,000
Local Labour		(65)
Recovery of taxes		35,000	(62,000)
Foreign Currency Translation Adjustments		0	(143,000)
Impairments		0
USA Corral Canyon
Acquisition Costs:
Acquisition Costs, Beginning		23,000		25,000
Additions			0
Recovery	0		0
Foreign Currency Translation Adjustment	0		(2)
Write off		(23)
Acquisition Costs, Ending	0			23,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning		530,000		579,000
Rental And Storage		1,000	2,000
Salaries		0	0
Surface Taxes		17,000	17,000
Transportation		0
Deferred Exploration Expenditures, Ending	0			530,000
Mineral Property Interests	$ 0		553,000
Assays And Sampling		0		0
Drilling		0		0
Environmental		0		0
Field, Camp, Supplies		0		0
General, Administrative, Sundry		0		0
Local Labour		0		$ 0
Recovery of taxes		(18)	0
Foreign Currency Translation Adjustments		0	$ (68,000)
Impairments		$ (530)